INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2022
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)
Fair value, beginning of period	$100,865
Additions	5,881
Acquisitions through business combinations	6,788
Dispositions[1]	(6,551)
Fair value changes	2,413
Foreign currency translation and other	(2,444)
Fair value, end of period[2]	$106,952
1.Includes amounts reclassified to held for sale.
2.Includes $4.1 billion of right-of-use (“ROU”) investment properties (December 31, 2021 – $4.1 billion).

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2022			2021
AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$16	$1,639	$—	$48	$1,972	$—
Corporate bonds	129	1,653	348	85	2,050	383
Fixed income securities and other	570	2,267	437	762	1,908	451
Common shares and warrants	1,777	2,490	1,634	4,063	548	1,316
Loans and notes receivables	6	—	5	—	—	5
	2,498	8,049	2,424	4,958	6,478	2,155
Accounts receivable and other	31	2,703	28	3	2,265	77
	$2,529	$10,752	$2,452	$4,961	$8,743	$2,232
Financial liabilities
Accounts payable and other	$63	$3,367	$1,322	$29	$4,150	$1,311
Subsidiary equity obligations	—	447	1,244	—	135	1,403
	$63	$3,814	$2,566	$29	$4,285	$2,714
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2022 (MILLIONS)
Core	$19,365
Transitional and Development	28,823
LP Investments	57,353
Other investment properties	1,411
$106,952

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2022	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$348	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	437	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,634	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	28 / (1,322)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(1,244)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2022	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	5.9%	4.6%	11
Transitional and Development[1]	7.4%	5.9%	10
LP Investments[1]	9.0%	6.1%	14
Other investment properties[2]	7.3%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure and Residential Development segments.